Investment in Affiliates (Tables)	9 Months Ended
Dec. 31, 2011
Investments in and Advances to Affiliates, Schedule of Investments

Investment in affiliates at March 31 and December 31, 2011 consists of the following:

	Millions of yen
	March 31, 2011	December 31, 2011
Shares	¥311,556	¥297,506
Loans	61,820	42,714

	¥373,376	¥340,220

Equity Method Investments Disclosure

Combined and condensed information relating to the affiliates as of and for the nine months ended December 31, 2010 and 2011 are as follows (results of operation of the affiliates reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	As of and for nine months ended December 31, 2010	As of and for nine months ended December 31, 2011
Operations:
Total revenues	¥548,781	¥656,633
Income before income taxes	53,692	51,654
Net income	36,054	39,953
Financial position:
Total assets	¥4,208,631	¥4,235,422
Total liabilities	3,116,168	3,236,067
Shareholders’ equity	1,092,463	999,355